Exhibit 99.1

NISSAN AUTO LEASE TRUST 2023-A

Servicer Report

Collection Period Start	1-Jan-25	Distribution Date	18-Feb-25
Collection Period End	31-Jan-25	30/360 Days	30
Beg. of Interest Period	15-Jan-25	Actual/360 Days	34
End of Interest Period	18-Feb-25

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,383,647,800.02	411,307,869.21	366,831,499.91	0.2651191
Total Securities		1,383,647,800.02	411,307,869.21	366,831,499.91	0.2651191
Class A-1 Notes	4.968000%	187,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	5.100000%	305,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	5.036540%	100,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	4.910000%	405,000,000.00	24,660,069.19	0.00	0.0000000
Class A-4 Notes	4.800000%	103,000,000.00	103,000,000.00	83,183,699.89	0.8076087
Certificates	0.000000%	283,647,800.02	283,647,800.02	283,647,800.02	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	24,660,069.19	100,900.78	60.8890597	0.2491377
Class A-4 Notes	19,816,300.11	412,000.00	192.3912632	4.0000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,476,369.30	512,900.78

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					6,138,092.46
Monthly Interest					2,756,787.82

Total Monthly Payments					8,894,880.28
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					339,553.86
Aggregate Sales Proceeds Advance					11,960,197.74

Total Advances					12,299,751.60
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					40,955,439.80
Excess Wear and Tear and Excess Mileage					197,988.32
Remaining Payoffs					0.00
Net Insurance Proceeds					729,673.70
Residual Value Surplus					1,450,669.94

Total Collections					64,528,403.64

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		9,235,386.00			415
Involuntary Repossession		602,330.37			30
Voluntary Repossession		107,472.00			6
Full Termination		8,199,031.00			383
Bankruptcty		—			—
Insurance Payoff			716,876.83		33
Customer Payoff				1,382,314.97	71
Grounding Dealer Payoff				22,017,556.93	1,078
Dealer Purchase				—	—

Total		18,144,219.37	716,876.83	23,399,871.90	2,016

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	19,531	471,730,127.12	7.00000%	411,307,869.21
Total Depreciation Received		(5,741,309.20)		(6,353,139.85)
Principal Amount of Gross Losses	(57)	(1,353,590.70)		(1,184,259.99)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(428)	(11,201,245.11)		(9,800,825.48)
Scheduled Terminations	(1,485)	(30,733,091.48)		(27,138,143.98)

Pool Balance - End of Period	17,561	422,700,890.63		366,831,499.91
Remaining Pool Balance
Lease Payment				44,995,980.84
Residual Value				321,835,519.07

Total				366,831,499.91

NISSAN AUTO LEASE TRUST 2023-A

Servicer Report

III. DISTRIBUTIONS

Total Collections	64,528,403.64
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	64,528,403.64
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	582,172.80
3. Reimbursement of Sales Proceeds Advance	12,531,981.21
4. Servicing Fee:
Servicing Fee Due	342,756.56
Servicing Fee Paid	342,756.56
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	13,456,910.57
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	100,900.78
Class A-3 Notes Monthly Interest Paid	100,900.78
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	412,000.00
Class A-4 Notes Monthly Interest Paid	412,000.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	512,900.78
Total Note and Certificate Monthly Interest Paid	512,900.78
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	50,558,592.29
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,476,369.30
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	44,476,369.30
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,082,222.99

NISSAN AUTO LEASE TRUST 2023-A

Servicer Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	5,534,591.20
Required Reserve Account Amount	31,918,239.00
Beginning Reserve Account Balance	31,918,239.00
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	31,918,239.00
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,082,222.99
Gross Reserve Account Balance	38,000,461.99
Remaining Available Collections Released to Seller	6,082,222.99
Total Ending Reserve Account Balance	31,918,239.00

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.35
Monthly Prepayment Speed			124%
Lifetime Prepayment Speed			67%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,558,433.37
Securitization Value of Defaulted Receivables and Casualty Receivables		1,184,259.99	57
Aggregate Defaulted and Casualty Gain (Loss)		374,173.38
Pool Balance at Beginning of Collection Period		411,307,869.21
Net Loss Ratio
Current Collection Period		0.0910%
Preceding Collection Period		-0.1275%
Second Preceding Collection Period		-0.0141%
Third Preceding Collection Period		-0.0044%
Cumulative Net Losses for all Periods		-0.0284%	(392,779.69)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	1.20%	4,944,477.05	243
61-90 Days Delinquent	0.28%	1,160,804.24	58
91-120 Days Delinquent	0.13%	533,241.83	27
More than 120 Days	0.04%	157,902.19	8

Total Delinquent Receivables:	1.65%	6,796,425.31	336

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.45%	0.48%
Preceding Collection Period		0.49%	0.49%
Second Preceding Collection Period		0.59%	0.58%
Third Preceding Collection Period		0.44%	0.41%
60 Day Delinquent Receivables		1,972,734.34
Delinquency Percentage		0.48%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		17,434,417.00	798
Securitization Value		16,541,795.32	798

Aggregate Residual Value Surplus (Loss)		892,621.68

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		207,261,006.35	8,763
Cumulative Securitization Value		209,939,739.65	8,763

Cumulative Residual Value Surplus (Loss)		(2,678,733.30)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			17,593,402.40
Reimbursement of Outstanding Advance			12,531,981.21
Additional Advances for current period			11,960,197.74

Ending Balance of Residual Advance			17,021,618.93

Beginning Balance of Payment Advance			1,284,072.51
Reimbursement of Outstanding Payment Advance			582,172.80
Additional Payment Advances for current period			339,553.86

Ending Balance of Payment Advance			1,041,453.57

NISSAN AUTO LEASE TRUST 2023-A

Servicer Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 10, 2023 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.